Financial Instruments - Additional Information (Details) $ in Thousands			12 Months Ended
	Dec. 01, 2024 CAD ($)	Aug. 30, 2022 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument		30,000,000
Borrowings, interest rate		3.97%
Period, Interest BA/CDOR Rate		1 month
Reasonably decrease in interest rates of borrowings			1.00%
Reasonably increase in interest rates of borrowings			1.00%
Unused capacity on facility			$ 62,271,000	$ 58,927,000
Contingent consideration			5,359,000	$ 4,082,000
XRM Vision Inc.
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, achieving growth above gross margin, term	12 months
Contingent consideration, future financial performance, consecutive period	12 months
Contingent consideration, future financial performance, period	18 months
Contingent consideration	$ 9,759,000		5,104,000
XRM Vision Inc. | Minimum
Disclosure of detailed information about financial instruments [line items]
Potential impact on results, increase (decrease) in earnings			(5,396,000)
XRM Vision Inc. | Maximum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	12,000,000
Potential impact on results, increase (decrease) in earnings			$ 5,104,000
XRM Vision Inc. | Purchase consideration | Minimum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	0
XRM Vision Inc. | Purchase consideration | Maximum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 10,500,000
Canadian Dollars/USD Exchange Rate
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate to foreign currencies			11.00%	5.00%
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity			$ 140,000,000		$ 2,876,000	$ 2,000